Property and Equipment, Net - Schedule of property and equipment, net (Details) - Archer Aviation Inc - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net [Line Items]
Total property and equipment	$ 4,117		$ 4,117		$ 1,752	$ 4
Less: Accumulated depreciation	(545)		(545)		(139)
Total property and equipment, net	3,572		3,572		1,613	4
Depreciation expense	258	$ 29	405	$ 35	139	0
Research and development
Property and Equipment, Net [Line Items]
Depreciation expense	91	10	166	16	72
General and administrative
Property and Equipment, Net [Line Items]
Depreciation expense	167	$ 19	239	$ 19	67
Furniture, fixtures, and equipment
Property and Equipment, Net [Line Items]
Total property and equipment	1,379		1,379		1,046
Computer hardware
Property and Equipment, Net [Line Items]
Total property and equipment	1,281		1,281		524	$ 4
Website design
Property and Equipment, Net [Line Items]
Total property and equipment	504		504		128
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Total property and equipment	$ 764		$ 764		$ 54